Bank Debt	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Debt Disclosure

7. Bank Debt

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2014	2015

Vassone	January 2014	January 2015	$2,437	$-
Petra	January 2007	June 2015	20,571	-
Pemer	March 2007	June 2015	20,568	-
Shikokupente	July 2014	June 2015	13,500	-
Staloudi	July 2008	July 2015	18,520	-
Eptaprohi	April 2012	September 2015	-	-
Marathassa	December 2013	September 2015	8,415	-
Marinouki	December 2013	September 2015	19,035	-
Maxeikosiena	October 2012	September 2015	-	-
Soffive	December 2013	September 2015	25,200	-
Kerasies	December 2013	September 2015	22,396	-
Maxeikosi	December 2014	September 2015	9,100	-
Maxpente	December 2014	December 2015	20,000	-
Maxenteka	April 2012	January 2016	28,500	25,500
Maxeikositessera	September 2012	January 2016	28,063	25,109
Glovertwo	October 2013	February 2016	13,666	13,666
Gloverthree	December 2014	February 2016	10,900	16,807
Shikokutessera	December 2014	February 2016	10,900	16,807
Maxdekatria	March 2012	February 2016	18,400	14,400
Maxpente, Maxeikositessera, Maxenteka	December 2015	December 2018	-	7,000
Petra	June 2015	January 2019	-	18,370
Pemer	June 2015	March 2019	-	18,368
Maxtessera	July 2014	June 2019	-	31,500
Maxpente, Maxeikositessera, Maxenteka	December 2015	December 2021	-	75,337
Maxeikosiexi	September 2015	September 2021	-	6,750
Marathassa	September 2015	September 2021	-	7,232
Marinouki	September 2015	September 2021	-	11,089
Kerasies	September 2015	September 2021	-	7,714
Soffive	September 2015	September 2021	-	12,054
Eptaprohi	September 2015	September 2021	-	56,412
Shikokuokto	June 2015	June 2022	-	15,018
Safe Bulkers	November 2014	September 2020	118,527	145,527
Maxdeka	August 2011	December 2022	27,270	23,861
Shikoku	October 2011	August 2023	33,600	29,867
Maxeikosiena	September 2015	September 2025	-	23,008
Maxeikositria	September 2015	September 2025	-	23,008
Youngone	September 2015	September 2025	-	24,281
Maxeikosi	September 2015	September 2025	-	23,008
Total			$469,568	$671,693

Current portion of Long-term debt			$17,121	$80,134
Liability directly associated with assets held for sale			0	16,807
Long-term debt			452,447	574,752
Total debt			$469,568	$671,693

Current portion of deferred financing costs			$1,389	$2,667
Deferred financing costs directly associated with assets held for sale				83
Deferred financing costs non-current			4,511	5,353
Total deferred financing costs			$5,900	$8,103

Total debt			469,568	671,693
Less: Total deferred financing costs			5,900	8,103
Total debt, net of deferred financing costs			$463,668	$663,590
Less: Liability directly associated with assets held for sale, net of deferred financing costs				16,724
Less: Current portion of long-term debt, net of current portion of deferred financing costs			15,732	77,467
Long-term debt, net of deferred financing costs, non-current			$447,936	$569,399

In September 2015, each of Maxeikosi, Maxeikosiena, Maxeikositria and Youngone entered into a sale and leaseback agreement with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant Subsidiary. Under these agreements, each vessel was sold and leased back for a period of 10 years, on a net daily bareboat charter rate of $6.5, with a purchase obligation at the end of the 10th year at an aggregate price of $50,500 for all four vessels. Furthermore, each Subsidiary holds an option to purchase back the respective vessel after the second year of the bareboat charter, at annual intervals and predetermined purchase prices. In view of the obligation of the Subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

The Gloverthree facility is presented separately in the table above, as the Kypros Unity has been classified within Assets held for sale. Refer to Note 6.

The above loans and credit facilities generally bear interest at LIBOR plus a margin, except each of Maxeikosi, Maxeikosiena, Maxeikositria and Youngone and for a portion of the principal amounts of each of Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities. We believe that the Maxeikosi, Maxeikosiena, Maxeikositria and Youngone loan facilities approximate their fair value due to the short term period from their utilization date. Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities each bear interest at the Commercial Interest Reference Rate (“CIRR”) published by the Organization for Economic Co-operation and Development, as applicable on the date of the signing of the relevant loan agreements. The above loans and credit facilities are generally repayable in semi-annual installments and a balloon payment at maturity except for the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities, which are repayable in semi-annual installments, and for the Maxeikosi, Maxeikosiena, Maxeikositria and Youngone transactions, where the deemed principal is repaid every 45 days out of a portion of the bareboat hire payment. The fair value of bank debt outstanding on December 31, 2015 amounted to $672,670 when valuing the respective portions of the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities on the basis of the relevant CIRR, as applicable on December 31, 2015, which are considered to be Level 2 items in accordance with the fair value hierarchy.

In December 2015, the Company signed a loan facility to be used inter alia for the refinancing of the Maxenteka and Maxeikositessera loan facilities. Following such signing, the Company served the previous lender with a prepayment notice for the full prepayment of the relevant loan facilities in the total amount of $50,609 with execution date in January 2016. The full amount of $50,609 has been included in the current portion of long term debt, net, in the accompanying consolidated balance sheet as of December 31, 2015. These two facilities were fully repaid in January 2016, utilizing existing restricted cash.as of December 31, 2015. Refer to Note 22 (c).

In December 2015, the Company accepted a commitment letter from a bank for a loan facility of up to $40,000, to be used to refinance the Maxdekatria, Glovertwo and Shikokutessera loan and credit facilities. Following such acceptance, an aggregate amount of $4,873 of these facilities has been included in the current portion of long term debt, net, in the accompanying consolidated balance sheet as of December 31, 2015. The new facility has a tenor of six and a half years and is secured by the vessels owned by the above Subsidiaries, a guarantee of the Company and other customary securities. The facility was fully utilized in February 2016. Refer to Note 22 (d).

As of December 31, 2015, there was no amount available for drawing under certain of the above loan agreements and reducing revolving credit facilities. The estimated minimum annual principal payments required to be made after December 31, 2015, based on the loan and credit facility agreements as amended, are as follows:

To December 31,
2016	.	$96,941
2017	.	31,004
2018	.	61,837
2019	.	117,732
2020	.	154,147
2021	and thereafter	210,032
Total	..	$671,693

Total interest incurred on long-term debt for the years ended December 31, 2013, 2014 and 2015 amounted to $9,553, $8,599 and $12,286, respectively, which includes interest capitalized of $467, $264 and $ 636 for the years ended December 31, 2013, 2014 and 2015, respectively. The average interest rate (including the margin) for all bank loan and credit facilities during the years 2013, 2014 and 2015 was 1.737% p.a., 1.698% p.a. and 2.184% p.a., respectively.

According to the retrospectively adoption of ASU 2015-03 (Note 2) the fees paid to lenders for obtaining new loans or refinancing existing loans are presented in the balance sheet as a direct deduction from the carrying amount of that debt and amortized as Interest expense over the term of the respective loan using the effective interest rate method.

The foregoing loan and credit facilities are secured as follows:

•       First priority mortgages over the vessels owned by the respective borrowers;

•       For the Safe Bulkers credit facility, first priority mortgages over the vessels Andreas K, Maria, Xenia, Vassos, Pedhoulas Leader, Pedhoulas Commander, Martine, Eleni, Kypros Bravery and Kypros Loyalty;

•       First priority assignment of all insurances and earnings of the mortgaged vessels; and

•       Corporate guarantee from Safe Bulkers (except for the Safe Bulkers credit facility where Safe Bulkers is the borrower).

The loan and credit facility agreements, as amended, contain debt covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels without the respective lender's prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements; the fair vessel value being determined according to the provisions of the individual loan or credit facility agreements with the relevant bank (the “Minimum Value Covenant”). The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied.

Certain of the loan and facility agreements require the respective borrowers to maintain at all times a minimum balance in each vessel operating account, from $150 to $500 as the case may be.

In addition, the corporate guarantees, as amended, by Safe Bulkers include the following financial covenants applicable as of December 31, 2015:

•       its total consolidated liabilities divided by its total consolidated assets must not at any time exceed 80% or 85% as the case may be ( the “Consolidated Leverage Covenant”). The total consolidated assets are based on the fair market value of its vessels and the book values of all other assets, on an adjusted basis as set out in the relevant guarantee;

•       its consolidated debt must not exceed $716,000 on December 31, 2015 (“Consolidated Debt Covenant”)

•       the ratio of its EBITDA over consolidated interest expense must not at any time be less than 2.0:1, applicable on a trailing 12 month basis;

•       its consolidated net worth (total consolidated assets less total consolidated liabilities) (“Consolidated Net Worth Covenant”) must not at any time be less than $150,000;

•       payment of dividends is subject to no event of default having occurred, and;

•       a minimum of 35%, of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.

As of December 31, 2015, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.